STOCK-BASED COMPENSATION (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated Share-based Compensation Expense	$ 1.6	$ 3.9	$ 6.0	$ 6.3
Mark-to-market adjustments	2.0	(3.1)	2.4	2.2
Total expense	$ 3.6	$ 0.8	$ 8.4	$ 8.5